TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
TRANSACTIONS AND BALANCES WITH RELATED PARTIES [Abstract]
Transactions with Related Parties
b)	The following table presents the main transactions and balances with related parties and individuals as of December 31, 2021 and 2020:

	2021	2020
	S/(000)	S/(000)
Statement of financial position -
Direct loans	1,848,299	1,909,516
Investments (i)	871,779	1,165,661
Deposits (ii)	(768,564)	(1,582,412)
Derivatives at fair value	2,325	4,408

(i)
During the year 2021, the balance includes mainly S/183.3 million of corporate bonds, S/178.6 million of corporate bonds issued by Cementos Pacasmayo S.A., S/137.7 million of shares of Alicorp S.A.A. and S/184.8 million of shares of Inversiones Centenario. The decrease in the balance corresponds mainly to the fluctuation that negatively affected the investments in shares of Inversiones Centenario and Alicorp S.A.A.A.
During the year 2020, the balance mainly includes S/208.2 million of corporate bonds and S/120.9 million of Alicorp S.A.A. shares, S174.4 million of corporate bonds issued by Cementos Pacasmayo S.A., and S/196.5 million of Inversiones Centenario shares.

(ii)
Corresponds to deposits from legal entities and individuals. As of December 31, 2021 and 2020, the balance corresponds mainly to Inversiones Piuranas S.A., Cementos Pacasmayo S.A.A. and Grupo Piurano de Inversiones S.A. and the decrease in deposits in 2021 with respect to 2020 is due to the fact that these entities carried out fewer operations.

	2021	2020
	S/(000)	S/(000)
Statement of income
Interest income related to loans	39,603	57,373
Interest expenses related to deposits	(16,236)	(17,212)
Other income	10,243	24,411

Off-balance sheet
Indirect loans	459,562	431,089

Key Executives Compensation
e)	The Group’s key executives’ compensation (including the related income taxes assumed by the Group) as of December 31, 2021 and 2020 was as follows:

	2021	2020
	S/(000)	S/(000)

Director’s compensation	6,862	6,106
Senior Management Compensation:
Remuneration	45,164	32,396
Stock awards vested	10,351	22,756
Total	62,377	61,258

Details of Funds
f)	As of December 31, 2021 and 2020 the Group holds interests in various funds managed by certain of the Group’s subsidiaries. The details of the funds are presented below:

	2021	2020
	S/(000)	S/(000)
At fair value through profit or loss:
Mutual funds, investment funds and hedge funds
U.S. Dollars (i)	588,330	427,012
Bolivianos	157,332	138,887
Colombian pesos	78,773	67,284
Soles(ii)	45,741	117,177
Chilean pesos	2,140	1,522
Total	872,316	751,882

Restricted mutual funds, Note 6(a)(iv)	365,954	436,881

(i)	The increase in the balance corresponds mainly to the purchase of new participations in mutual funds managed by Credicorp Capital Asset Management.

(ii)	The decrease in soles currency in the year 2021 with respect to 2020 is due to the redemption of participation quotas in mutual funds managed by Credicorp Capital S.A. S.A.F.